UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22939

T. Rowe Price Credit Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCPX Credit Opportunities
Fund –
.
PAOPX Credit Opportunities
Fund–
.
Advisor  Class
TCRRX Credit Opportunities
Fund–
.
I Class

T. ROWE PRICE Credit Opportunities Fund
HIGHLIGHTS
The Credit Opportunities Fund outperformed its benchmark, the Bloomberg
U.S. High Yield 2% Issuer Capped Bond Index, in the 12 months ended
May 31, 2023.
Our off-benchmark allocation to bank loans and positioning in the automotive sector made meaningful contributions to relative performance.
We augmented the portfolio’s holdings in the information technology and financials segments, while reducing exposure to health care and energy.
The high yield asset class continues to provide extremely attractive yields, and we believe investors will be fairly compensated for accepting marginally higher default risk due to the challenging macro environment and tighter financial conditions.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Credit Opportunities Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE Credit Opportunities Fund

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Credit Opportunities Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks a combination of long-term capital appreciation and high income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Credit Opportunities Fund returned 0.39% in the 12 months ended
May 31, 2023, outperforming its benchmark, the Bloomberg U.S. High Yield
2% Issuer Capped Bond Index. (Returns for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results . )
What factors influenced the fund’s performance?
The portfolio’s off-benchmark allocation to bank loans (also known as leveraged loans) was a top contributor to relative performance over the past year as the Federal Reserve aggressively raised rates due to elevated inflation and the strong labor market. Against this backdrop, the floating rate feature of loans, which resets coupons higher as rates increase, is an important consideration as it buffers the asset class against the impact of a rising rate environment, making it less vulnerable to price declines than other fixed income segments.
The portfolio’s zero weight in
the other telecommunications
(aka wirelines) sector added
value as many of these
secularly challenged issuers
significantly underperformed
the broader market during
the period. Competitive
threats from wireless and
cable companies have put
pressure on the fundamental
profile of many wireline
telecom businesses.
Credit selection in the automotive segment was beneficial, as was our overweight to the industry. Our investment in American electric vehicle manufacturer Rivian was a notable contributor during the period. The company is developing vehicles primarily targeting the light truck, SUV, and
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Credit Opportunities
Fund –
.
2.86% 0.39%
Credit Opportunities
Fund–
.
Advisor  Class 2.81 0.24
Credit Opportunities
Fund–
.
I  Class 3.12 0.62
Bloomberg U.S. High Yield
2% Issuer Capped Bond
Index 3.01 0.05

T. ROWE PRICE Credit Opportunities Fund

commercial vehicle end market segments. Our holdings include a privately negotiated floating rate second-lien note on which the rate resets every six months, meaning that the coupon should remain extremely attractive. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Our investment in Tenneco—a company that designs, manufactures, and markets emission control and ride control products and systems for the automotive original equipment market and the aftermarket—aided relative results. The bonds were redeemed at a premium—a positive outcome and meaningful driver of relative performance in the midst of a bond market sell-
off—after Tenneco was acquired by Apollo Global Management.
Our portfolio construction decisions that emphasize downside risk management were another important driver of relative performance. The investment team’s bottom-up fundamental research enabled us to avoid exposure to troubled credits from issuers including Lumen Technologies, which traded significantly lower during the period. Lumen Technologies is a wireline telecommunications services provider whose credit profile continued
to deteriorate.
The portfolio’s bank loan holdings includes our investment in UKG (Ultimate
Kronos Group), a provider of workforce management solutions and human resource management services. The company has a market-leading product suite, a diversified and sticky customer base, and a recession-resilient recurring revenue profile. Our investment in this high-conviction issuer’s second-lien loans continued to generate solid gains.
Security selection and the portfolio’s overweight among cable operators dragged. The credit selection impact was partly due to wireless telecommunications services and cable provider Altice France. The issuer’s underperformance was largely the result of its split CCC rated capital structure and headwinds in the European high yield market rather than credit-specific issues. Lower-quality issuers generally fall from favor when the European market sells off and experiences outflows. Therefore, even though Altice
France has reported relatively stable results, a significant lack of support in the secondary market hindered its performance. We have maintained our conviction in the name, however, as various asset sales are expected to be positive near-term catalysts, and its operational performance should improve in the year’s second half.
The portfolio’s overweight allocation in the broadcasting segment held back relative gains. Leading audio company iHeartMedia (IHRT) was a meaningful detractor, partly due to cyclical pressures in the radio industry. When there is a pullback in the broader economy, advertising spend is typically one of the

T. ROWE PRICE Credit Opportunities Fund

first expenses that companies reduce or eliminate. Therefore, IHRT’s results are highly sensitive to the macroeconomic environment. Terrestrial radio also faces a difficult secular outlook amid significant competition in digital audio from large, well-capitalized companies, including Apple, Amazon, and SiriusXM.
However, we believe IHRT’s scale and breadth of digital assets should continue to support significant free cash flow generation.
How is the fund positioned?
This portfolio is structured
to offer flexible and
concentrated exposure to our
highest-conviction high yield
bonds and bank loans. Most
of the portfolio taps in to the
repeatable, traditional high
yield and bank loan credit
research process that defines
the T. Rowe Price high yield
platform. The fund’s flexible
mandate allows for more
aggressive or conservative
positioning as the
opportunity set dictates, and
we have the ability to layer
in special credit situations.
In these special situations,
we look for jurisdictions in
which we know our rights
and remedies and spend
meaningful time on asset
valuation and assessing
potential outcomes. When
we do participate in selective
situations, we stay in liquid,
freely tradeable instruments
and seek to be active
members of creditor committees so that we can have a significant impact on our outcome. These holdings, while limited in number, can offer the potential for meaningful total return, and they are another factor differentiating this portfolio from traditional high yield bond funds.
Sources: Credit ratings for the securities held in the fund
are provided by Moody’s and Standard & Poor’s and
are converted to the Standard & Poor’s nomenclature.
A rating of AAA represents the highest-rated securities,
and a rating of D represents the lowest-rated securities.
Split ratings (e.g., BB/B and B/CCC) are assigned when
Moody’s and S&P differ. If a rating is not available, the
security is classified as Not Rated. The rating of the
underlying investment vehicle is used to determine the
creditworthiness of credit default swaps and sovereign
securities. The fund is not rated by any agency.
Short-term holdings are not rated.
Historical weightings reflect current ratings.
CREDIT QUALITY DIVERSIFICATION
..... Percent of Total Assets
11/30/22 5/31/23
BBB/BB Rated and Above 2.7% 4.7%
BB Rated 22.0 19.0
BB/B Rated 21.1 21.9
B Rated 27.1 28.7
B/CCC Rated 6.4 4.1
CCC Rated and Below 12.1 13.5
Credit Default Swaps 0.0 0.0
Default 0.0 0.0
Equities 1.7 4.6
Not Rated 3.6 3.4
Short-Term Holdings 3.3 0.1

T. ROWE PRICE Credit Opportunities Fund

The leveraged loan asset class significantly outperformed high yield bonds over the past year; however, we began rotating out of loans in mid-2022 as bond valuations became more attractive. By the end of the period, we had actively managed our bank loan position down by about 235 basis points (100 basis points equals 1.00%). We used the proceeds from these sales to increase our investments in the B and BB/B rating tiers as we found attractive value.
Many of the BB rated bonds we purchased during the period increased the portfolio’s allocation to the information technology segment by nearly 425 basis points. We participated in a few new deals and found value in many of the discounted BB rated bonds from information technology companies we had avoided at new issuance.
We increased the portfolio’s allocation to the financials segment by just over
360 basis points. Specifically, we added to our holdings in the insurance brokerage subsector through investments in Acrisure, Alliant, and HUB
International as we remained confident in the durability of their performance through challenging market environments.
The most notable reductions during the period were in the health care and energy segments. The portfolio’s lower allocation to health care is largely the result of our decision to eliminate our holdings in pharmaceutical and medical device company Bausch Health. Our reduced weighting in energy is primarily due to rising stars—issuers upgraded to investment-grade status—leaving our market.
What is portfolio management’s outlook?
Financial conditions and lending standards have been tightening for over a year as the Fed and most developed market central banks aggressively raised short-
term interest rates to combat inflation. These tighter financial conditions have resulted in historically light new issuance, which, combined with manageable flows, has created positive technical conditions in the high yield market.
Despite modest inflows, the need to reinvest coupon payments has fostered strong demand for new deals in the primary space, while the absence of significant outflows has supported prices in the secondary market.
As a result of the challenging macro environment and tighter financial conditions, we anticipate the default rate could continue to normalize over the near to medium term toward the market’s long-term average (3%–4%), although it should remain well below levels seen during previous recessionary periods. Furthermore, the asset class continues to provide extremely attractive yields, and we believe investors will be fairly compensated for accepting marginally higher default risk.

T. ROWE PRICE Credit Opportunities Fund

High yield bonds have never produced two consecutive years of negative returns. Years in which the asset class sells off, as it did in 2022, have historically been followed by multiyear periods of positive returns. Given the current high-quality nature of the asset class—roughly 60% is composed of BB rated bonds—we firmly believe this trend will continue.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Credit Opportunities Fund

RISKS OF BOND INVESTING
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-
quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered to be speculative investments. Bank loans may at times become difficult to value and highly illiquid; they are subject to credit risk such as nonpayment of principal or interest, and risks of bankruptcy and insolvency.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the
U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the
U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. High Yield 2% Issuer Capped
Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend its products.
Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE

T. ROWE PRICE Credit Opportunities Fund

COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Credit Opportunities Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
5/31/23
Vistra 3.9%
Asurion 3.5
Charter Communications 3.1
Ford Motor 3.0
Venture Global 2.3
Occidental Petroleum 2.2
UKG 1.9
Rivian Automotive 1.9
American Airlines 1.7
Entegris 1.5
DISH Network 1.5
Caesars Entertainment 1.4
TK Elevator 1.3
Clear Channel Worldwide 1.3
TransDigm Group 1.2
Royal Caribbean Cruises 1.2
Navient 1.1
Alliant Holdings 1.1
Carnival 1.1
Teva Pharmaceutical 1.1
CDK Global 1.0
Clarios Global 1.0
Navacord 1.0
Acrisure 1.0
Altice France Holding SA 0.9
Total 42.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE Credit Opportunities Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
CREDIT OPPORTUNITIES FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
Inception
Date
Credit Opportunities Fund –
.
0.39% 3.32% 2.73% 4/29/14
Credit Opportunities Fund–
.
Advisor  Class 0.24 3.20 2.60 4/29/14
Credit Opportunities Fund–
.
I  Class 0.62 3.55 4.10 11/29/16
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Credit Opportunities Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Credit Opportunities Fund 1.10%
Credit Opportunities Fund–Advisor Class 1.63
Credit Opportunities Fund–I Class 0.93
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Credit Opportunities Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
CREDIT OPPORTUNITIES FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,028.60 $4.15
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.84   4.13
Advisor Class
Actual   1,000.00   1,028.10   4.65
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.34   4.63
I Class
Actual   1,000.00   1,031.20   2.89
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.09   2.87
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.82%,
the
2
Advisor Class was 0.92%, and the
3
I Class was 0.57%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Credit Opportunities Fund

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years
Since
Inception
Inception
Date
Credit Opportunities Fund –
.
-2.82% 3.49% 2.82% 4/29/14
Credit Opportunities Fund–
.
Advisor  Class -3.09  3.35  2.67  4/29/14
Credit Opportunities Fund–
.
I  Class -2.59  3.72  4.26  11/29/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.04 $ 8.77 $ 8.17 $ 8.50 $ 8.50
Investment activities
Net investment income
(1)(2)
0.50 0.42 0.44 0.44 0.46
Net realized and unrealized gain/
loss (0.48) (0.70) 0.62 (0.34) 0.02
Total from investment activities 0.02 (0.28) 1.06 0.10 0.48
Distributions
Net investment income (0.51) (0.45) (0.46) (0.43) (0.47)
Net realized gain (0.02) — — — (0.01)
Total distributions (0.53) (0.45) (0.46) (0.43) (0.48)
NET ASSET VALUE
End of period $ 7.53 $ 8.04 $ 8.77 $ 8.17 $ 8.50
Ratios/Supplemental Data
Total return
(2)(3)
0.39% (3.41)% 13.30% 1.20% 5.89%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.19% 1.12% 1.22% 1.20% 1.28%
Net expenses after waivers/
payments by Price Associates 0.82% 0.84% 0.91% 0.91% 0.92%
Net investment income 6.60% 4.88% 5.08% 5.26% 5.43%
Portfolio turnover rate 28.9% 38.9% 53.5% 53.5% 53.3%
Net assets, end of period (in
thousands) $45,297 $44,737 $56,674 $40,408 $47,529
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.02 $ 8.75 $ 8.15 $ 8.48 $ 8.48
Investment activities
Net investment income
(1)(2)
0.48 0.42 0.43 0.44 0.45
Net realized and unrealized gain/
loss (0.47) (0.71) 0.62 (0.35) 0.02
Total from investment activities 0.01 (0.29) 1.05 0.09 0.47
Distributions
Net investment income (0.50) (0.44) (0.45) (0.42) (0.46)
Net realized gain (0.02) — — — (0.01)
Total distributions (0.52) (0.44) (0.45) (0.42) (0.47)
NET ASSET VALUE
End of period $ 7.51 $ 8.02 $ 8.75 $ 8.15 $ 8.48
Ratios/Supplemental Data
Total return
(2)(3)
0.24% (3.53)% 13.21% 1.09% 5.79%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.55% 1.65% 1.76% 1.81% 1.92%
Net expenses after waivers/
payments by Price Associates 0.92% 0.94% 1.01% 1.01% 1.02%
Net investment income 6.33% 4.84% 5.00% 5.18% 5.34%
Portfolio turnover rate 28.9% 38.9% 53.5% 53.5% 53.3%
Net assets, end of period (in
thousands) $375 $89 $130 $221 $219
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.03 $ 8.76 $ 8.16 $ 8.49 $ 8.50
Investment activities
Net investment income
(1)(2)
0.52 0.45 0.46 0.47 0.48
Net realized and unrealized gain/
loss (0.48) (0.71) 0.63 (0.35) 0.01
Total from investment activities 0.04 (0.26) 1.09 0.12 0.49
Distributions
Net investment income (0.53) (0.47) (0.49) (0.45) (0.49)
Net realized gain (0.02) — — — (0.01)
Total distributions (0.55) (0.47) (0.49) (0.45) (0.50)
NET ASSET VALUE
End of period $ 7.52 $ 8.03 $ 8.76 $ 8.16 $ 8.49
Ratios/Supplemental Data
Total return
(2)(3)
0.62% (3.18)% 13.60% 1.45% 6.04%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.95% 0.95% 1.09% 1.05% 1.12%
Net expenses after waivers/
payments by Price Associates 0.57% 0.59% 0.65% 0.65% 0.66%
Net investment income 6.87% 5.24% 5.37% 5.55% 5.73%
Portfolio turnover rate 28.9% 38.9% 53.5% 53.5% 53.3%
Net assets, end of period (in
thousands) $61,427 $46,701 $26,580 $24,092 $23,122
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Credit Opportunities Fund
May 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 11.0% (1)
Aerospace & Defense 0.1%
Peraton, FRN, 1M USD LIBOR + 7.75%, 12.979%, 2/1/29  136 129
129
Airlines 0.4%
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 10.213%,
6/21/27  429 444
444
Automotive 0.5%
Wand NewCo 3, FRN, 1M USD LIBOR + 2.75%, 7.904%, 2/5/26  493 482
482
Broadcasting 0.5%
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%, 8.807%,
8/21/26  355 334
Diamond Sports Group, FRN, 1M TSFR + 8.00%, 13.067%,
5/25/26  165 124
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.745%, 10/11/29  (2)
(3) 85 83
541
Food 0.4%
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 12.421%,
12/21/28  (2) 555 438
438
Information Technology 1.3%
Applied Systems, FRN, 1M TSFR + 6.75%, 11.648%, 9/17/27  364 362
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 10.654%, 2/27/26  210 202
Delta Topco, FRN, 3M USD LIBOR + 7.25%, 12.569%, 12/1/28  205 185
Epicor Software, FRN, 1M TSFR + 7.75%, 13.003%, 7/31/28  100 99
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.654%, 4/23/29  510 477
1,325
Manufacturing 0.5%
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
11.159%, 5/21/29  365 331
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%,
11.659%, 5/21/29  250 226
557
Restaurants 0.3%
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.654%,
2/4/28  350 328
328
Retail 0.1%
At Home Group, FRN, 3M USD LIBOR + 4.25%, 9.427%, 7/24/28  179 118
118

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Satellites 0.6%
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.25%, 9.443%,
2/1/29  652 641
641
Services 2.8%
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 11.003%,
12/10/29  710 606
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 11.688%, 6/4/29  220 169
Renaissance Holdings, FRN, 1M USD LIBOR + 7.00%, 12.154%,
5/29/26  185 180
UKG, FRN, 3M TSFR + 5.25%, 10.271%, 5/3/27  2,165 2,033
2,988
Wireless Communications 3.5%
Asurion, FRN, 1M USD LIBOR + 3.25%, 8.404%, 12/23/26  592 546
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.404%, 1/31/28  1,936 1,589
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.404%, 1/20/29  1,975 1,610
3,745
Total Bank Loans (Cost $12,907) 11,736
COMMON STOCKS 0.9%
Health Care 0.4%
Avantor (3) 18 350
350
Information Technology 0.1%
TE Connectivity  1 135
135
Manufacturing 0.2%
Danaher  1 243
243
Metals & Mining 0.2%
Constellium (3) 16 235
235
Total Common Stocks (Cost $844) 963
CONVERTIBLE BONDS 0.2%
Automotive 0.1%
Rivian Automotive, 4.625%, 3/15/29  (4) 105 106
106

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  185 83
83
Total Convertible Bonds (Cost $270) 189
CONVERTIBLE PREFERRED STOCKS 0.4%
Health Care 0.3%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  7 331
331
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $167  (2)
(3)(5) — 152
152
Total Convertible Preferred Stocks (Cost $515) 483
CORPORATE BONDS 83.6%
Aerospace & Defense 1.2%
TransDigm, 6.25%, 3/15/26  (4) 360 357
TransDigm, 6.375%, 6/15/26  265 262
TransDigm, 6.75%, 8/15/28  (4) 530 530
TransDigm, 7.50%, 3/15/27  100 100
1,249
Airlines 2.1%
American Airlines, 5.50%, 4/20/26  (4) 430 422
American Airlines, 5.75%, 4/20/29  (4) 350 334
American Airlines, 11.75%, 7/15/25  (4) 922 1,010
Delta Air Lines, 7.375%, 1/15/26  (6) 225 237
Mileage Plus Holdings, 6.50%, 6/20/27  (4) 111 110
United Airlines, 4.625%, 4/15/29  (4) 110 99
2,212
Automotive 8.0%
Adient Global Holdings, 8.25%, 4/15/31  (4) 525 524
Clarios Global, 6.75%, 5/15/28  (4) 160 160
Clarios Global, 8.50%, 5/15/27  (4) 885 887
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  (4) 438 466
Ford Motor, 6.10%, 8/19/32  1,140 1,064
Ford Motor, 9.625%, 4/22/30  240 274
Ford Motor Credit, 4.95%, 5/28/27  490 458
Ford Motor Credit, 5.125%, 6/16/25  275 266
Ford Motor Credit, 6.95%, 3/6/26  250 250
Ford Motor Credit, 7.35%, 11/4/27  650 657
Ford Motor Credit, 7.35%, 3/6/30  250 251

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Goodyear Tire & Rubber, 5.00%, 7/15/29  (6) 162 145
Goodyear Tire & Rubber, 5.25%, 7/15/31  (6) 405 351
Goodyear Tire & Rubber, 5.625%, 4/30/33  370 320
LCM Investments Holdings II, 4.875%, 5/1/29  (4) 235 195
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%,
10/15/26  (4) 1,890 1,852
ZF North America Capital, 6.875%, 4/14/28  (4) 150 150
ZF North America Capital, 7.125%, 4/14/30  (4) 300 302
8,572
Broadcasting 4.9%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27  (4) 145 127
Clear Channel Outdoor Holdings, 7.50%, 6/1/29  (4) 710 504
Clear Channel Outdoor Holdings, 7.75%, 4/15/28  (4) 550 408
CMG Media, 8.875%, 12/15/27  (4) 670 430
iHeartCommunications, 5.25%, 8/15/27  (4)(6) 175 122
iHeartCommunications, 8.375%, 5/1/27  1,081 608
Neptune Bidco U.S., 9.29%, 4/15/29  (4) 375 343
Sirius XM Radio, 4.00%, 7/15/28  (4) 85 71
Sirius XM Radio, 5.00%, 8/1/27  (4) 590 534
Sirius XM Radio, 5.50%, 7/1/29  (4) 250 218
Stagwell Global, 5.625%, 8/15/29  (4) 905 774
Townsquare Media, 6.875%, 2/1/26  (4) 819 758
Univision Communications, 7.375%, 6/30/30  (4) 400 372
5,269
Building & Real Estate 1.4%
Brookfield Residential Properties, 6.25%, 9/15/27  (4) 250 223
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28  (4) 580 517
Howard Hughes, 4.125%, 2/1/29  (4) 295 239
Howard Hughes, 5.375%, 8/1/28  (4) 580 515
1,494
Building Products 0.5%
Advanced Drainage Systems, 6.375%, 6/15/30  (4) 225 221
New Enterprise Stone & Lime, 5.25%, 7/15/28  (4) 365 323
544
Cable Operators 7.4%
Altice Financing, 5.00%, 1/15/28  (4) 345 269
Altice France, 5.125%, 7/15/29  (4) 335 240
Altice France, 5.50%, 10/15/29  (4)(6) 470 337
Altice France, 8.125%, 2/1/27  (4) 200 172
Altice France Holding, 6.00%, 2/15/28  (4) 815 399
Altice France Holding, 10.50%, 5/15/27  (4) 935 556
C&W Senior Financing, 6.875%, 9/15/27  (4) 365 314
CCO Holdings, 4.50%, 8/15/30  (4) 405 333
CCO Holdings, 4.50%, 6/1/33  (4) 200 152
CCO Holdings, 4.75%, 2/1/32  (4) 300 239
CCO Holdings, 6.375%, 9/1/29  (4) 1,795 1,669

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CCO Holdings, 7.375%, 3/1/31  (4) 875 836
CSC Holdings, 6.50%, 2/1/29  (4) 745 587
CSC Holdings, 7.50%, 4/1/28  (4) 625 336
DISH DBS, 5.125%, 6/1/29  225 101
DISH DBS, 5.75%, 12/1/28  (4) 490 354
DISH DBS, 7.75%, 7/1/26  445 253
DISH Network, 11.75%, 11/15/27  (4) 765 733
7,880
Chemicals 0.6%
Avient, 7.125%, 8/1/30  (4) 250 252
Diamond BC, 4.625%, 10/1/29  (4) 15 15
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%,
11/1/26  (4)(7) 145 99
Methanex, 5.125%, 10/15/27  82 76
Methanex, 5.25%, 12/15/29  120 109
Methanex, 5.65%, 12/1/44  108 86
637
Consumer Products 0.7%
Life Time, 5.75%, 1/15/26  (4) 322 313
Life Time, 8.00%, 4/15/26  (4) 330 324
Wolverine World Wide, 4.00%, 8/15/29  (4) 195 155
792
Container 1.7%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29  (4) 400 313
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27  (4) 560 549
Ball, 6.00%, 6/15/29  800 798
Trivium Packaging Finance, 8.50%, 8/15/27  (4) 225 212
1,872
Energy 11.6%
Aethon United BR, 8.25%, 2/15/26  (4) 270 261
Antero Resources, 5.375%, 3/1/30  (4) 115 106
Antero Resources, 7.625%, 2/1/29  (4) 155 157
Archrock Partners, 6.25%, 4/1/28  (4) 145 134
Chesapeake Energy, 5.50%, 2/1/26  (4) 135 131
Chesapeake Energy, 5.875%, 2/1/29  (4) 150 141
Chesapeake Energy, 6.75%, 4/15/29  (4) 110 107
Citgo Holding, 9.25%, 8/1/24  (4) 705 705
CITGO Petroleum, 7.00%, 6/15/25  (4) 180 176
Ferrellgas, 5.375%, 4/1/26  (4) 520 471
Gulfport Energy, 8.00%, 5/17/26  (4) 155 155
Hess, 7.30%, 8/15/31  500 547
Hilcorp Energy I, 6.00%, 2/1/31  (4) 291 259
Kinetik Holdings, 5.875%, 6/15/30  (4) 705 668
Magnolia Oil & Gas Operating, 6.00%, 8/1/26  (4) 790 762
NGL Energy Operating, 7.50%, 2/1/26  (4) 485 463

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NuStar Logistics, 5.625%, 4/28/27  167 159
NuStar Logistics, 5.75%, 10/1/25  15 15
NuStar Logistics, 6.00%, 6/1/26  300 290
Occidental Petroleum, 6.20%, 3/15/40  250 244
Occidental Petroleum, 6.45%, 9/15/36  60 61
Occidental Petroleum, 6.625%, 9/1/30  265 276
Occidental Petroleum, 7.50%, 5/1/31  74 80
Occidental Petroleum, 7.875%, 9/15/31  45 50
Occidental Petroleum, 7.95%, 6/15/39  465 520
Occidental Petroleum, 8.50%, 7/15/27  145 159
Occidental Petroleum, 8.875%, 7/15/30  820 941
Petroleos Mexicanos, 6.625%, 6/15/35  400 271
Range Resources, 8.25%, 1/15/29  130 135
Rockcliff Energy II, 5.50%, 10/15/29  (4) 140 128
Solaris Midstream Holdings, 7.625%, 4/1/26  (4) 165 160
Southwestern Energy, 8.375%, 9/15/28  265 276
Tallgrass Energy Partners, 6.00%, 3/1/27  (4) 370 347
Tallgrass Energy Partners, 6.00%, 12/31/30  (4) 300 259
Tallgrass Energy Partners, 7.50%, 10/1/25  (4) 185 185
Transocean, 8.75%, 2/15/30  (4) 205 204
Venture Global Calcasieu Pass, 6.25%, 1/15/30  (4) 775 769
Venture Global LNG, 8.125%, 6/1/28  (4) 540 542
Venture Global LNG, 8.375%, 6/1/31  (4) 1,080 1,084
12,398
Entertainment & Leisure 5.0%
Carnival, 7.625%, 3/1/26  (4) 525 497
Carnival, 9.875%, 8/1/27  (4) 345 355
Carnival, 10.50%, 6/1/30  (4) 260 260
CDI Escrow Issuer, 5.75%, 4/1/30  (4) 455 425
Cedar Fair, 5.25%, 7/15/29  180 166
Cedar Fair, 6.50%, 10/1/28  740 725
Cinemark USA, 5.25%, 7/15/28  (4) 515 451
Live Nation Entertainment, 4.75%, 10/15/27  (4) 580 537
Royal Caribbean Cruises, 5.50%, 8/31/26  (4) 425 399
Royal Caribbean Cruises, 5.50%, 4/1/28  (4) 230 211
Royal Caribbean Cruises, 9.25%, 1/15/29  (4) 210 223
Royal Caribbean Cruises, 11.625%, 8/15/27  (4) 345 374
SeaWorld Parks & Entertainment, 5.25%, 8/15/29  (4) 365 327
Six Flags Entertainment, 7.25%, 5/15/31  (4) 445 428
5,378
Financial 7.6%
Acrisure, 7.00%, 11/15/25  (4) 520 492
Acrisure, 10.125%, 8/1/26  (4) 518 521
Advisor Group Holdings, 10.75%, 8/1/27  (4) 210 202
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (4) 335 337

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Alliant Holdings Intermediate, 6.75%, 10/15/27  (4) 1,100 1,023
AmWINS Group, 4.875%, 6/30/29  (4) 265 237
Enact Holdings, 6.50%, 8/15/25  (4) 915 897
GTCR AP Finance, 8.00%, 5/15/27  (4) 165 160
HUB International, 5.625%, 12/1/29  (4) 180 161
HUB International, 7.00%, 5/1/26  (4) 525 517
Icahn Enterprises, 4.75%, 9/15/24  290 272
Jones Deslauriers Insurance Management, 8.50%, 3/15/30  (4) 520 519
Jones Deslauriers Insurance Management, 10.50%, 12/15/30  (4) 490 489
Midcap Financial Issuer Trust, 5.625%, 1/15/30  (4) 200 156
Midcap Financial Issuer Trust, 6.50%, 5/1/28  (4) 530 465
Navient, 4.875%, 3/15/28  175 145
Navient, 5.50%, 3/15/29  960 794
Navient, 9.375%, 7/25/30  275 264
OneMain Finance, 3.50%, 1/15/27  160 133
OneMain Finance, 5.375%, 11/15/29  150 122
OneMain Finance, 6.875%, 3/15/25  195 188
8,094
Food 1.0%
BellRing Brands, 7.00%, 3/15/30  (4) 340 343
Chobani, 7.50%, 4/15/25  (4) 220 218
Darling Ingredients, 6.00%, 6/15/30  (4) 465 458
1,019
Forest Products 0.2%
Cascades, 5.125%, 1/15/26  (4) 260 248
248
Gaming 3.9%
Caesars Entertainment, 7.00%, 2/15/30  (4) 575 574
Caesars Entertainment, 8.125%, 7/1/27  (4) 890 907
CCM Merger, 6.375%, 5/1/26  (4) 235 227
Churchill Downs, 6.75%, 5/1/31  (4) 330 325
International Game Technology, 6.25%, 1/15/27  (4) 620 618
Scientific Games Holdings, 6.625%, 3/1/30  (4) 355 312
Scientific Games International, 7.00%, 5/15/28  (4) 145 143
Scientific Games International, 7.25%, 11/15/29  (4) 335 333
Wynn Macau, 5.50%, 1/15/26  (4) 575 527
Wynn Resorts Finance, 5.125%, 10/1/29  (4) 200 178
4,144
Health Care 4.1%
AthenaHealth Group, 6.50%, 2/15/30  (4) 425 349
Avantor Funding, 4.625%, 7/15/28  (4) 215 199
CHS, 5.25%, 5/15/30  (4) 275 206
CHS, 6.00%, 1/15/29  (4) 205 165
CHS, 6.875%, 4/1/28  (4) 180 100
CHS, 6.875%, 4/15/29  (4) 375 210

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CHS, 8.00%, 12/15/27  (4) 320 295
IQVIA, 6.50%, 5/15/30  (4) 200 202
Legacy LifePoint Health, 6.75%, 4/15/25  (4)(6) 250 222
Select Medical, 6.25%, 8/15/26  (4) 530 515
Tenet Healthcare, 6.125%, 10/1/28  (6) 290 275
Tenet Healthcare, 6.125%, 6/15/30  (4) 310 299
Tenet Healthcare, 6.875%, 11/15/31  290 280
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  240 220
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  245 219
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  395 405
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  (6) 265 275
4,436
Information Technology 4.6%
Boxer Parent, 7.125%, 10/2/25  (4) 180 181
Boxer Parent, 9.125%, 3/1/26  (4) 395 385
Central Parent, 7.25%, 6/15/29  (4) 1,075 1,051
Cloud Software Group, 9.00%, 9/30/29  (4) 250 212
Entegris Escrow, 5.95%, 6/15/30  (4) 1,645 1,585
Gen Digital, 6.75%, 9/30/27  (4) 440 440
Gen Digital, 7.125%, 9/30/30  (4) 417 416
Match Group Holdings II, 4.625%, 6/1/28  (4) 305 278
Match Group Holdings II, 5.625%, 2/15/29  (4) 115 108
McAfee, 7.375%, 2/15/30  (4) 280 235
4,891
Lodging 0.3%
Hilton Domestic Operating, 4.875%, 1/15/30  180 167
Hilton Domestic Operating, 5.75%, 5/1/28  (4) 165 162
329
Manufacturing 0.4%
Emerald Debt Merger Sub, 6.625%, 12/15/30  (4) 210 208
Madison IAQ, 4.125%, 6/30/28  (4) 205 177
Madison IAQ, 5.875%, 6/30/29  (4) 115 87
472
Metals & Mining 1.9%
ATI, 5.125%, 10/1/31  235 207
ATI, 5.875%, 12/1/27  480 458
Carpenter Technology, 7.625%, 3/15/30  765 769
Hecla Mining, 7.25%, 2/15/28  300 295
Hudbay Minerals, 6.125%, 4/1/29  (4) 120 108
TMS International, 6.25%, 4/15/29  (4) 315 249
2,086
Real Estate Investment Trust Securities 0.3%
Kilroy Realty, 3.45%, 12/15/24  85 81
Service Properties Trust, 7.50%, 9/15/25  285 279
360

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Restaurants 0.6%
Dave & Buster's, 7.625%, 11/1/25  (4) 610 618
618
Retail 1.7%
At Home Group, 4.875%, 7/15/28  (4) 125 71
Bath & Body Works, 6.625%, 10/1/30  (4) 315 300
Bath & Body Works, 6.75%, 7/1/36  185 165
Bath & Body Works, 6.95%, 3/1/33  115 103
Bath & Body Works, 7.50%, 6/15/29  70 71
Bath & Body Works, 9.375%, 7/1/25  (4) 150 159
PetSmart, 7.75%, 2/15/29  (4) 580 563
QVC, 4.45%, 2/15/25  405 344
1,776
Satellites 0.2%
Intelsat Jackson Holdings, 6.50%, 3/15/30  (4) 190 175
175
Services 4.7%
Albion Financing 1, 6.125%, 10/15/26  (4) 290 259
Albion Financing 2, 8.75%, 4/15/27  (4) 200 171
Allied Universal Holdco, 9.75%, 7/15/27  (4) 455 396
eG Global Finance, 6.25%, 10/30/25 (EUR)  190 195
eG Global Finance, 6.75%, 2/7/25  (4) 200 192
eG Global Finance, 8.50%, 10/30/25  (4) 400 385
MSCI, 3.25%, 8/15/33  (4) 435 344
Presidio Holdings, 8.25%, 2/1/28  (4) 450 414
Prime Security Services Borrower, 5.75%, 4/15/26  (4) 185 180
Prime Security Services Borrower, 6.25%, 1/15/28  (4) 240 220
Ritchie Bros Holdings, 6.75%, 3/15/28  (4) 140 142
Ritchie Bros Holdings, 7.75%, 3/15/31  (4) 190 198
Sabre GLBL, 7.375%, 9/1/25  (4) 55 47
Sabre GLBL, 9.25%, 4/15/25  (4) 175 167
Sabre GLBL, 11.25%, 12/15/27  (4) 170 131
Staples, 7.50%, 4/15/26  (4) 255 210
TK Elevator Holdco GmbH, 7.625%, 7/15/28  (4) 639 560
TK Elevator U.S. Newco, 5.25%, 7/15/27  (4) 890 816
5,027
Supermarkets 0.0%
New Albertsons, 7.45%, 8/1/29  7 7
7
Transportation 0.3%
Watco, 6.50%, 6/15/27  (4) 370 354
354
Utilities 6.7%
Calpine, 5.00%, 2/1/31  (4) 295 238
Calpine, 5.125%, 3/15/28  (4) 400 358

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NRG Energy, 5.25%, 6/15/29  (4) 190 171
NRG Energy, 5.75%, 1/15/28  315 300
PG&E, 5.00%, 7/1/28  358 330
PG&E, 5.25%, 7/1/30  545 490
Pike, 5.50%, 9/1/28  (4) 385 343
Talen Energy Supply, 8.625%, 6/1/30  (4) 460 469
Terraform Global Operating, 6.125%, 3/1/26  (4) 465 451
Vistra, VR, 7.00%  (4)(8)(9) 2,020 1,773
Vistra, VR, 8.00%  (4)(8)(9) 2,465 2,299
7,222
Total Corporate Bonds (Cost $96,922) 89,555
MUNICIPAL SECURITIES 0.5%
Puerto Rico 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (10) 1,117 544
Total Municipal Securities (Cost $609) 544
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.11%  (11)(12) 1,249 1,249
Total Short-Term Investments (Cost $1,249) 1,249
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.11%  (11)(12) 258 258
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 258

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.11%  (11)(12) 1,509 1,509
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,509
Total Securities Lending Collateral (Cost $1,767) 1,767
Total Investments in Securities
99.4% of Net Assets
(Cost $115,083) $ 106,486
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$70,227 and represents 65.6% of net assets.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$152 and represents 0.1% of net assets.
(6) See Note 4 . All or a portion of this security is on loan at May 31, 2023.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.

T. ROWE PRICE Credit Opportunities Fund

.
.
.
.
.
.
.
.
.
.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 216 (67) (8) (59)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 2,030 52 30 22
Total Centrally Cleared Credit Default Swaps,
Protection Sold (37)
Total Centrally Cleared Swaps (37)
Net payments (receipts) of variation margin to date 33
Variation margin receivable (payable) on centrally cleared swaps $ (4)
* Credit ratings as of May 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 8/25/23 USD 199 EUR 182 $ 4
HSBC Bank 8/25/23 USD 466 EUR 431 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ 7

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ — $ — $ 92++
Totals $ —# $ — $ 92+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government
Reserve Fund, 5.11% $ 1  ¤   ¤ $ 3,016
Total $ 3,016^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $92 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,016.

T. ROWE PRICE Credit Opportunities Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $115,083) $ 106,486
Interest and dividends receivable 1,853
Receivable for investment securities sold 454
Cash deposits on centrally cleared swaps 254
Receivable for shares sold 96
Cash 73
Due from affiliates 10
Unrealized gain on forward currency exchange contracts 7
Foreign currency (cost $1) 1
Other assets 50
Total assets 109,284
Liabilities
Obligation to return securities lending collateral 1,767
Payable for shares redeemed 170
Investment management fees payable 50
Variation margin payable on centrally cleared swaps 4
Other liabilities 194
Total liabilities 2,185
NET ASSETS $ 107,099

T. ROWE PRICE Credit Opportunities Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (29,586)
Paid-in capital applicable to 14,228,539 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 136,685
NET ASSETS $ 107,099
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $45,297; Shares outstanding: 6,012,560) $ 7.53
Advisor Class
(Net assets: $375; Shares outstanding: 49,875) $ 7.51
I Class
(Net assets: $61,427; Shares outstanding: 8,166,104) $ 7.52

T. ROWE PRICE Credit Opportunities Fund
Statement of Operations

($000s)
Year
Ended
5/31/23
Investment Income (Loss)
Income
    Interest $ 6,931
Dividend 133
Total income 7,064
Expenses
Investment management 529
Shareholder servicing
Investor Class $ 100
Advisor Class 1
I Class 12 113
Prospectus and shareholder reports
Investor Class 13
I Class 3 16
Custody and accounting 201
Registration 83
Legal and audit 46
Proxy and annual meeting 1
Miscellaneous 20
Waived / paid by Price Associates (360)
Total expenses 649
Net investment income 6,415

T. ROWE PRICE Credit Opportunities Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (2,383)
Swaps 175
Options written 13
Forward currency exchange contracts 1
Foreign currency transactions 5
Net realized loss (2,189)
Change in net unrealized gain / loss
Securities (3,504)
Swaps (26)
Forward currency exchange contracts 10
Change in net unrealized gain / loss (3,520)
Net realized and unrealized gain / loss (5,709)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 706

T. ROWE PRICE Credit Opportunities Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,415 $ 4,734
Net realized gain (loss) (2,189) 1,103
Change in net unrealized gain / loss (3,520) (9,460)
Increase (decrease) in net assets from operations 706 (3,623)
Distributions to shareholders
Net earnings
Investor Class (2,953) (3,246)
Advisor Class (9) (9)
I Class (3,780) (1,780)
Decrease in net assets from distributions (6,742) (5,035)
Capital share transactions
*
Shares sold
Investor Class 27,921 39,666
Advisor Class 1,960 81
I Class 31,102 29,150
Distributions reinvested
Investor Class 2,451 2,312
Advisor Class 7 3
I Class 2,103 501
Shares redeemed
Investor Class (26,896) (48,719)
Advisor Class (1,690) (105)
I Class (15,350) (6,088)
Increase in net assets from capital share transactions 21,608 16,801

T. ROWE PRICE Credit Opportunities Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Net Assets
Increase during period 15,572 8,143
Beginning of period 91,527 83,384
End of period $ 107,099 $ 91,527
*Share information (000s)
Shares sold
Investor Class 3,646 4,572
Advisor Class 258 9
I Class 4,080 3,441
Distributions reinvested
Investor Class 322 268
Advisor Class 1 –
I Class 277 60
Shares redeemed
Investor Class (3,518) (5,741)
Advisor Class (220) (13)
I Class (2,007) (720)
Increase in shares outstanding 2,839 1,876

T. ROWE PRICE Credit Opportunities Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a combination of long-term capital appreciation and high income. The fund has three classes of shares: the Credit Opportunities Fund
(Investor Class), the Credit Opportunities Fund–Advisor Class (Advisor Class) and
the Credit Opportunities Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Credit Opportunities Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended May 31, 2023, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Credit Opportunities Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;

T. ROWE PRICE Credit Opportunities Fund

and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the

T. ROWE PRICE Credit Opportunities Fund

valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 90,288 $ — $ 90,288
Bank Loans — 11,215 521 11,736
Common Stocks 963 — — 963
Convertible Preferred Stocks — 331 152 483
Short-Term Investments 1,249 — — 1,249
Securities Lending Collateral 1,767 — — 1,767
Total Securities 3,979 101,834 673 106,486
Swaps* — 22 — 22
Forward Currency Exchange
Contracts — 7 — 7
Total $ 3,979 $ 101,863 $ 673 $ 106,515
Liabilities
Swaps* $ — $ 59 $ — $ 59
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 7
Credit derivatives Centrally Cleared Swaps 22
*
Total $ 29
*
Liabilities
Credit derivatives Centrally Cleared Swaps $ 59
Total $ 59
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties,
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ — $ 1 $ — $ 1
Credit derivatives 13 — 175 188
Total $ 13 $ 1 $ 175 $ 189
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ — $ 10 $ — $ 10
Credit derivatives — — (26) (26)
Total $ — $ 10 $ (26) $ (16)

T. ROWE PRICE Credit Opportunities Fund

also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of May 31, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of
May 31, 2023, cash of $254,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-

T. ROWE PRICE Credit Opportunities Fund

denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Options   The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position.
Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset

T. ROWE PRICE Credit Opportunities Fund

values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between
0% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the

T. ROWE PRICE Credit Opportunities Fund

payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2023, the notional amount of protection sold by the fund totaled $2,246,000
(2.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 3% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Credit Opportunities Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan

T. ROWE PRICE Credit Opportunities Fund

as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2023, the value of loaned securities was $1,698,000;
the value of cash collateral and related investments was $1,767,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $47,840,000 and $26,533,000, respectively, for the year ended May 31, 2023.

T. ROWE PRICE Credit Opportunities Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 6,742 $ 5,035
($000s)
Cost of investments $ 115,154
Unrealized appreciation $ 795
Unrealized depreciation (9,440)
Net unrealized appreciation (depreciation) $ (8,645)

T. ROWE PRICE Credit Opportunities Fund

At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net
($000s)
Overdistributed ordinary income $ (139)
Net unrealized appreciation (depreciation) (8,645)
Loss carryforwards and deferrals (20,802)
Total distributable earnings (loss) $ (29,586)

T. ROWE PRICE Credit Opportunities Fund

expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended May 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $886,000 remain subject to repayment by the fund at May 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.81% 0.91% 0.01%
Expense limitation date 09/30/23 09/30/23 09/30/23
(Waived)/repaid during the period ($000s) $(160) $(1) $(199)

T. ROWE PRICE Credit Opportunities Fund

Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended May 31, 2023, expenses incurred pursuant to these service agreements were
$111,000 for Price Associates; $74,000 for T. Rowe Price Services, Inc.; and less than
$1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of May 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
2,005,473 shares of the I Class, representing 25% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE Credit Opportunities Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Credit Opportunities Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Credit Opportunities
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Credit Opportunities Fund, Inc. (the "Fund")
as of May 31, 2023, the related statement of operations for the year ended May 31,
2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Credit Opportunities Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Credit Opportunities Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $240,000 from short-term capital gains.
For corporate shareholders, $39,000 of the fund's income qualifies for the dividends-
received deduction.
For taxable non-corporate shareholders, $41,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For shareholders subject to interest expense deduction limitation under Section
163(j), $6,359,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Credit Opportunities Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Credit Opportunities Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund is also subject to contractual expense limitations that

T. ROWE PRICE Credit Opportunities Fund

require the Adviser to waive its fees and/or bear any expenses that would cause a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from higher operating costs until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group, Advisor Class Expense Group, and
Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Investor
Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense
Group).

T. ROWE PRICE Credit Opportunities Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

T. ROWE PRICE Credit Opportunities Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Credit Opportunities Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Credit Opportunities Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Credit Opportunities Fund  Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Daniel Fox, CFA (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Michael T. Hyland (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Credit Opportunities Fund

Name (Year of Birth)
Position Held With Credit Opportunities Fund  Principal Occupation(s)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Rodney M. Rayburn, CFA (1970)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Brian A. Rubin, CPA (1974)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Reena Tilva, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Michael J. Trivino (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Adam Trusley (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Analyst, Citadel LLC (to 2020);
Analyst, Brigade Capital Management LLC (to 2018)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
David Alan Yatzeck (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307-2916422 F105-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$45,097	$41,169
Audit-Related Fees	-	-
Tax Fees	-	2,381
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Credit Opportunities Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023